Balance Sheet Components - Additional information (Detail) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Feb. 09, 2021	Jun. 30, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivable, allowance for credit loss, writeoff			$ 6.5
Amount of increase (decrease) in allowance for credit loss on accounts receivable			$ 5.5
Nomura Corporate Funding America, LLC [Member] | Master Receivables Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Factor receivables commitment amount	$ 37.5
Factoring receivables commitment term extends period	12 months
Percentage of face amount of an invoice to be factored as per agreement	$ 85
Percentage of unused balance fee under the arrangement	2.00%
Factored amount of receivables		$ 77.0
Amount of factored receivables collected		76.3
Factored receivables fee		$ 0.7